Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Summary of Concentration Of Oil and Gas Sales to Significant Customers

Concentrations of oil and gas sales to significant customers (operators) are presented in the table below.

	For the year ended December 31,
	2018	2017
Anadarko Petroleum Corp.	15%	—
Continental Resources, Inc.	10%	10%
Noble Energy, Inc.	9%	13%